                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and Address of issuer:   Alliance Municipal Income
                                  Fund II
                                  1345 Avenue of the Americas
                                  New York, New York  10105




2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

3.  Investment Company Act File Number:
    811-07618

    Securities Act File Number:
    33-60560

4(a).    Last day of fiscal year for which this Form is filed:
         September 30, 1997

4(b). \\ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

4(c). \\ Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                            $102,399,151

    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:     $82,816,388

    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:                                       $-0-

    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                   $82,816,388

    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                           $19,582,763

    (vi)   Redemption credits available for use in
           future years - if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                   N/A

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                    X.000295


    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter 0 if no fee
           is due):                                       =$5,777

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                              N/A

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:              =$5,777

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: December 22, 1997

    Method of Delivery:

                        /X/  Wire Transfer
                        / /  Mail or other means

                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Domenick Pugliese
                                       Domenick Pugliese
                                       Assistant Secretary

Date:  December 22, 1997

* Please print the name and title of the signing officer below the signature.






































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